Note 16 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2018	2017
Net operating revenues from:
Waste management services:
External customer revenues	$44,535	$38,398
Intersegment revenues	-	-
Total waste management services	44,535	38,398

Golf and related operations:
External customer revenues	17,699	17,450
Intersegment revenues	60	67
Total golf and related operations	17,759	17,517

Segment operating revenues	62,294	55,915
Intersegment eliminations	(60)	(67)
Total net operating revenues	$62,234	$55,848
	2018	2017
Income (loss) before income taxes:
Waste management services	$661	$2,671
Golf and related operations	(4)	294
Segment income (loss) before taxes	657	2,965
Corporate interest expense	(626)	(650)
Corporate other income (expense), net	19	(7)
General corporate expenses	(3,139)	(3,002)
Loss before income taxes	$(3,089)	$(694)

Depreciation and amortization expense:
Waste management services	$541	$631
Golf and related operations	2,200	2,204
Corporate	136	161
Total depreciation and amortization expense	$2,877	$2,996

Interest expense:
Waste management services	$4	$1
Golf and related operations	45	48
Corporate	626	650
Total interest expense	$675	$699

Impairment of property and equipment
Waste management services	$3,261	$-
Golf and related operations	-	-
Corporate	-	-
Total interest expense	$3,261	$-

Capital expenditures:
Waste management services	$64	$115
Golf and related operations	3,771	2,417
Corporate	35	28
Total capital expenditures	$3,870	$2,560

Total assets:
Waste management services	$27,383	$26,449
Golf and related operations	48,074	45,188
Corporate	47,394	49,549
Subtotal	122,851	121,186
Elimination of intersegment receivables	(58,082)	(55,808)
Total assets	$64,769	$65,378